Stock-based payment plans - Restricted Stock Units (RSU) (Details) Options in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($) Options EquityInstruments	Sep. 30, 2017 USD ($) EquityInstruments	Jun. 30, 2017 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) Options
Restricted stock units
Weighted-average exercise prices
Granted during the period				$ 36.73
Forfeited during the period				34.05
Unvested balance at end of period	$ 33.10			$ 33.10
Service-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Restricted Stock Units (RSU)
Granted during the year	228,950	24,450	269,450	523
Forfeited during the year | Options				(14)
Unvested balance at end of period | Options	509			509
Weighted-average exercise prices
Granted during the period	$ 41.62	$ 38.37	$ 30.87
Service-based RSUs | Two year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				50.00%
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				4 years
Restricted Stock Units (RSU)
Granted during the year			279,381	279
Forfeited during the year | Options				(279)
Weighted-average exercise prices
Granted during the period			$ 30.87